Statements Of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INVESTMENT INCOME:
Interest income	$ 477,084	$ 289,332	$ 640,996
EXPENSES:
Brokerage and custodial fees	13,566,738	15,803,314	24,098,316
Administrative expenses	1,140,008	1,239,830	1,692,114
Custody fees and other expenses	50,353	61,226	85,695
Management fees	385,131	405,490	574,919
Total expenses	15,142,230	17,509,860	26,451,044
Managing Owner commission rebate to unitholders	(817,820)	(454,987)	(150,686)
Net expenses	14,324,410	17,054,873	26,300,358
NET INVESTMENT LOSS	(13,847,326)	(16,765,541)	(25,659,362)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts	17,999,224	54,277,805	(16,102,920)
Foreign exchange translation	(580,900)	71,870	(279,960)
Net change in unrealized:
Futures and forward currency contracts	2,370,350	(5,408,170)	2,167,110
Foreign exchange translation	166,256	(253,319)	24,611
Net gains (losses) from U.S. Treasury notes:
Realized	6,863	7,946	21,695
Net change in unrealized	(176,627)	(30,279)	(74,728)
Total net realized and unrealized gains (losses)	19,785,166	48,665,853	(14,244,192)
NET INCOME (LOSS)	5,937,840	31,900,312	(39,903,554)
LESS PROFIT SHARE TO MANAGING OWNER	228,356	119,598
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	5,709,484	31,780,714	(39,903,554)
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	$ 3,971,957	$ 26,849,720	$ (37,501,390)
NET INCOME PER UNIT OUTSTANDING
Unitholders	$ 20.02	$ 118.61	$ (108.10)
Series 2 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	$ 2,540	$ 13,781	$ (12,523)
NET INCOME PER UNIT OUTSTANDING
Unitholders	$ 64.92	$ 184.35	$ (75.35)
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	$ 949,313	$ 3,119,843	$ (1,906,540)
NET INCOME PER UNIT OUTSTANDING
Unitholders	$ 68.28	$ 189.23	$ (73.04)
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	$ 313,411	$ 533,677	$ (103,177)
NET INCOME PER UNIT OUTSTANDING
Unitholders	$ 124.51	$ 240.96	$ (52.90)